Note 4 - Going Concern Matters (Details) (USD $)	3 Months Ended		12 Months Ended			47 Months Ended	83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Mar. 31, 2013
Details
Deficit accumulated during the exploratory stage	$ (245,317)		$ (200,787)	$ (31,726)			$ (200,787)	$ (245,317)
Net Income (Loss)	$ (35,350)	$ 201	$ (169,061)	$ (18,620)	$ (8,527)	$ (262)	$ (196,471)	$ (231,821)